Earnings per share - Schedule of Numbers of Shares Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average number of shares in issue
Basic	4,026	4,003	3,981
Dilution for share options and awards	58	49	49
Diluted	4,084	4,052	4,030